Intangible Assets and Goodwill (Details) - Schedule of Intangible Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life (in Years)	5 years	5 years
Gross Carrying Amount(a)	$ 3,049	$ 3,232
Accumulated Amortization	(1,564)	(1,263)	$ (1,822)
Intangible Asset, net	$ 1,485	$ 1,969	$ 1,192
Outsource contract costs [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life (in Years)	1 year 6 months
Gross Carrying Amount(a)	$ 449
Accumulated Amortization	(405)
Intangible Asset, net	$ 44
Internally developed software [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life (in Years)	10 months 24 days	10 months 24 days
Gross Carrying Amount(a)	$ 2,485	$ 2,777
Accumulated Amortization	(2,485)	(2,518)
Intangible Asset, net		$ 259
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life (in Years)
Gross Carrying Amount(a)	$ 4,759	$ 4,759
Accumulated Amortization	(4,759)	(4,759)
Intangible Asset, net
Total intangibles net [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount(a)	10,742	11,257
Accumulated Amortization	(9,213)	(8,969)
Intangible Asset, net	$ 1,529	$ 2,288
Outsource contract costs [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life (in Years)		2 years 1 month 6 days
Gross Carrying Amount(a)		$ 489
Accumulated Amortization		(429)
Intangible Asset, net		$ 60